Form N-1A Supplement	Sep. 04, 2026
XFUNDS(TM) Large Cap Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Summary Prospectus dated August 31, 2026,

and Prospectus dated August 23, 2026,

as previously supplemented

Effective immediately, in the Fund Summary section of the Prospectus, the table and text under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and corrected with the following: